Operating lease liabilities (Supplemental Cash Flow Information) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	¥ 432,477	¥ 371,295
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	¥ 429,788	¥ 54,036